Shareholder Report	12 Months Ended	17 Months Ended	116 Months Ended	120 Months Ended
	Feb. 28, 2026 USD ($) shares	Feb. 28, 2026 USD ($) shares	Feb. 28, 2026 USD ($) shares	Feb. 28, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Salem Street Trust
Entity Central Index Key	0000035315
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Fidelity Short-Term Treasury Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Short-Term Treasury Bond Index Fund
Class Name	Fidelity® Short-Term Treasury Bond Index Fund
Trading Symbol	FUMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Short-Term Treasury Bond Index Fund for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Short-Term Treasury Bond Index Fund	$ 3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a strong gain for the 12 months ending February 28, 2026, navigating uncertainty related to U.S. trade policy and geopolitical events but buoyed by attractive yields, stable consumer inflation and three policy interest-rate cuts by the Federal Reserve since September.
•Against that backdrop, we constructed the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key-rate durations and other factors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000. Fidelity® Short-Term Treasury Bond Index Fund $10,000 $9,985 $9,950 $10,202 $10,820 $11,017 $10,762 $10,303 $10,718 $11,287 $11,884 Bloomberg U.S. 1-5 Year Treasury Bond Index $10,000 $10,001 $9,963 $10,233 $10,846 $11,044 $10,796 $10,336 $10,756 $11,329 $11,923 Bloomberg U.S. Aggregate Bond Index $10,000 $10,142 $10,193 $10,516 $11,744 $11,907 $11,592 $10,465 $10,813 $11,441 $12,158 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Short-Term Treasury Bond Index Fund 5.29% 1.53% 1.74% Bloomberg U.S. 1-5 Year Treasury Bond Index 5.25% 1.54% 1.77% Bloomberg U.S. Aggregate Bond Index 6.26% 0.42% 1.97% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 3,580,335,642	$ 3,580,335,642	$ 3,580,335,642	$ 3,580,335,642
Holdings Count | shares	119	119	119	119
Advisory Fees Paid, Amount	$ 979,758
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$3,580,335,642
Number of Holdings	119
Total Advisory Fee	$979,758
Portfolio Turnover	35%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 0.01 - 0.99% 11.4 1 - 1.99% 11.1 2 - 2.99% 7.8 3 - 3.99% 42.1 4 - 4.99% 26.0 5 - 5.99% 0.3 6 - 6.99% 0.5 U.S. Treasury Obligations 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 99.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 98.4 US Treasury Bonds 0.8 99.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Series Long-Term Treasury Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Long-Term Treasury Bond Index Fund
Class Name	Fidelity® Series Long-Term Treasury Bond Index Fund
Trading Symbol	FTLTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Long-Term Treasury Bond Index Fund for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Long-Term Treasury Bond Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a strong gain for the 12 months ending February 28, 2026, navigating uncertainty related to U.S. trade policy and geopolitical events but buoyed by attractive yields, stable consumer inflation and three policy interest-rate cuts by the Federal Reserve since September.
•Against that backdrop, we constructed the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key-rate durations and other factors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 7, 2016 through February 28, 2026. Initial investment of $10,000. Fidelity® Series Long-Term Treasury Bond Index Fund $10,000 $8,704 $8,694 $9,028 $11,908 $11,138 $11,026 $8,361 $8,130 $8,409 $8,721 Bloomberg U.S. Long Treasury Bond Index $10,000 $8,712 $8,705 $9,052 $11,917 $11,199 $11,082 $8,413 $8,175 $8,455 $8,766 Bloomberg U.S. Aggregate Bond Index $10,000 $9,767 $9,816 $10,127 $11,310 $11,467 $11,164 $10,078 $10,414 $11,018 $11,708 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Series Long-Term Treasury Bond Index Fund 3.72% -4.77% -1.41% Bloomberg U.S. Long Treasury Bond Index 3.68% -4.78% -1.35% Bloomberg U.S. Aggregate Bond Index 6.26% 0.42% 1.65% A From July 7, 2016 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Jul. 07, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 20,104,847,809	$ 20,104,847,809	$ 20,104,847,809	$ 20,104,847,809
Holdings Count | shares	90	90	90	90
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$20,104,847,809
Number of Holdings	90
Total Advisory Fee	$0
Portfolio Turnover	20%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 1 - 1.99% 6.6 2 - 2.99% 32.4 3 - 3.99% 22.9 4 - 4.99% 35.9 5 - 5.99% 1.2 U.S. Treasury Obligations 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 99.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bonds 98.0 US Treasury Notes 1.0 99.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity SAI U.S. Treasury Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI U.S. Treasury Bond Index Fund
Class Name	Fidelity® SAI U.S. Treasury Bond Index Fund
Trading Symbol	FUTBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI U.S. Treasury Bond Index Fund for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI U.S. Treasury Bond Index Fund	$ 3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a strong gain for the 12 months ending February 28, 2026, navigating uncertainty related to U.S. trade policy and geopolitical events but buoyed by attractive yields, stable consumer inflation and three policy interest-rate cuts by the Federal Reserve since September.
•Against that backdrop, we constructed the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key-rate durations and other factors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE March 1, 2016 through February 28, 2026. Initial investment of $10,000. Fidelity® SAI U.S. Treasury Bond Index Fund $10,000 $9,911 $9,853 $10,171 $11,413 $11,374 $11,136 $10,012 $10,237 $10,745 $11,314 Bloomberg U.S. Treasury Index $10,000 $9,930 $9,875 $10,194 $11,432 $11,418 $11,177 $10,050 $10,280 $10,789 $11,362 Bloomberg U.S. Aggregate Bond Index $10,000 $10,179 $10,231 $10,555 $11,788 $11,951 $11,635 $10,504 $10,854 $11,484 $12,203 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® SAI U.S. Treasury Bond Index Fund 5.30% -0.11% 1.24% Bloomberg U.S. Treasury Index 5.32% -0.10% 1.29% Bloomberg U.S. Aggregate Bond Index 6.26% 0.42% 2.01% A From March 1, 2016 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Mar. 01, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 8,173,315,619	$ 8,173,315,619	$ 8,173,315,619	$ 8,173,315,619
Holdings Count | shares	211	211	211	211
Advisory Fees Paid, Amount	$ 3,484,737
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$8,173,315,619
Number of Holdings	211
Total Advisory Fee	$3,484,737
Portfolio Turnover	26%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 0.01 - 0.99% 12.2 1 - 1.99% 15.3 2 - 2.99% 18.1 3 - 3.99% 21.5 4 - 4.99% 26.6 5 - 5.99% 0.8 6 - 6.99% 3.9 U.S. Treasury Obligations 98.4 Short-Term Investments and Net Other Assets (Liabilities) 1.6 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 98.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 73.4 US Treasury Bonds 25.0 98.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity SAI Long-Term Treasury Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Long-Term Treasury Bond Index Fund
Class Name	Fidelity® SAI Long-Term Treasury Bond Index Fund
Trading Symbol	FBLTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Long-Term Treasury Bond Index Fund for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Long-Term Treasury Bond Index Fund	$ 3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a strong gain for the 12 months ending February 28, 2026, navigating uncertainty related to U.S. trade policy and geopolitical events but buoyed by attractive yields, stable consumer inflation and three policy interest-rate cuts by the Federal Reserve since September.
•Against that backdrop, we constructed the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key-rate durations and other factors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000. Fidelity® SAI Long-Term Treasury Bond Index Fund $10,000 $9,523 $9,520 $9,937 $13,172 $12,330 $12,225 $9,073 $8,719 $8,925 $9,160 Bloomberg U.S. 20+ Year Treasury Bond Index $10,000 $9,536 $9,545 $9,922 $13,138 $12,317 $12,217 $9,097 $8,737 $8,947 $9,190 Bloomberg U.S. Aggregate Bond Index $10,000 $10,142 $10,193 $10,516 $11,744 $11,907 $11,592 $10,465 $10,813 $11,441 $12,158 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® SAI Long-Term Treasury Bond Index Fund 2.63% -5.77% -0.87% Bloomberg U.S. 20+ Year Treasury Bond Index 2.72% -5.69% -0.84% Bloomberg U.S. Aggregate Bond Index 6.26% 0.42% 1.97% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 9,783,459,051	$ 9,783,459,051	$ 9,783,459,051	$ 9,783,459,051
Holdings Count | shares	44	44	44	44
Advisory Fees Paid, Amount	$ 2,103,634
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$9,783,459,051
Number of Holdings	44
Total Advisory Fee	$2,103,634
Portfolio Turnover	25%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 1 - 1.99% 12.3 2 - 2.99% 22.9 3 - 3.99% 18.7 4 - 4.99% 45.4 U.S. Treasury Obligations 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bonds 99.3 99.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Long-Term Treasury Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Long-Term Treasury Bond Index Fund
Class Name	Fidelity® Long-Term Treasury Bond Index Fund
Trading Symbol	FNBGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Long-Term Treasury Bond Index Fund for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Long-Term Treasury Bond Index Fund	$ 3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a strong gain for the 12 months ending February 28, 2026, navigating uncertainty related to U.S. trade policy and geopolitical events but buoyed by attractive yields, stable consumer inflation and three policy interest-rate cuts by the Federal Reserve since September.
•Against that backdrop, we constructed the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key-rate durations and other factors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000. Fidelity® Long-Term Treasury Bond Index Fund $10,000 $9,543 $9,526 $9,901 $13,056 $12,231 $12,107 $9,187 $8,917 $9,227 $9,562 Bloomberg U.S. Long Treasury Bond Index $10,000 $9,552 $9,544 $9,925 $13,066 $12,279 $12,150 $9,224 $8,963 $9,270 $9,612 Bloomberg U.S. Aggregate Bond Index $10,000 $10,142 $10,193 $10,516 $11,744 $11,907 $11,592 $10,465 $10,813 $11,441 $12,158 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Long-Term Treasury Bond Index Fund 3.63% -4.81% -0.45% Bloomberg U.S. Long Treasury Bond Index 3.68% -4.78% -0.40% Bloomberg U.S. Aggregate Bond Index 6.26% 0.42% 1.97% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 5,264,226,531	$ 5,264,226,531	$ 5,264,226,531	$ 5,264,226,531
Holdings Count | shares	91	91	91	91
Advisory Fees Paid, Amount	$ 1,480,054
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$5,264,226,531
Number of Holdings	91
Total Advisory Fee	$1,480,054
Portfolio Turnover	25%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 1 - 1.99% 12.2 2 - 2.99% 19.9 3 - 3.99% 27.8 4 - 4.99% 37.9 5 - 5.99% 1.5 U.S. Treasury Obligations 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bonds 98.1 US Treasury Notes 1.2 99.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Intermediate Treasury Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Intermediate Treasury Bond Index Fund
Class Name	Fidelity® Intermediate Treasury Bond Index Fund
Trading Symbol	FUAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Intermediate Treasury Bond Index Fund for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Intermediate Treasury Bond Index Fund	$ 3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a strong gain for the 12 months ending February 28, 2026, navigating uncertainty related to U.S. trade policy and geopolitical events but buoyed by attractive yields, stable consumer inflation and three policy interest-rate cuts by the Federal Reserve since September.
•Against that backdrop, we constructed the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key-rate durations and other factors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000. Fidelity® Intermediate Treasury Bond Index Fund $10,000 $9,801 $9,683 $10,072 $11,373 $11,444 $11,147 $9,957 $10,195 $10,734 $11,472 Bloomberg U.S. 5-10 Year Treasury Bond Index $10,000 $9,813 $9,694 $10,098 $11,400 $11,479 $11,177 $9,986 $10,226 $10,767 $11,508 Bloomberg U.S. Aggregate Bond Index $10,000 $10,142 $10,193 $10,516 $11,744 $11,907 $11,592 $10,465 $10,813 $11,441 $12,158 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Intermediate Treasury Bond Index Fund 6.87% 0.05% 1.38% Bloomberg U.S. 5-10 Year Treasury Bond Index 6.89% 0.05% 1.41% Bloomberg U.S. Aggregate Bond Index 6.26% 0.42% 1.97% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 8,195,352,675	$ 8,195,352,675	$ 8,195,352,675	$ 8,195,352,675
Holdings Count | shares	47	47	47	47
Advisory Fees Paid, Amount	$ 2,117,742
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$8,195,352,675
Number of Holdings	47
Total Advisory Fee	$2,117,742
Portfolio Turnover	40%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 0.01 - 0.99% 0.4 1 - 1.99% 12.6 2 - 2.99% 6.2 3 - 3.99% 22.9 4 - 4.99% 57.3 U.S. Treasury Obligations 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 99.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 99.4 99.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity SAI Intermediate Treasury Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Intermediate Treasury Bond Index Fund
Class Name	Fidelity® SAI Intermediate Treasury Bond Index Fund
Trading Symbol	FSIWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Intermediate Treasury Bond Index Fund for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Intermediate Treasury Bond Index Fund	$ 3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a strong gain for the 12 months ending February 28, 2026, navigating uncertainty related to U.S. trade policy and geopolitical events but buoyed by attractive yields, stable consumer inflation and three policy interest-rate cuts by the Federal Reserve since September.
•Against that backdrop, we constructed the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key-rate durations and other factors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 20, 2024 through February 28, 2026. Initial investment of $10,000. Fidelity® SAI Intermediate Treasury Bond Index Fund $10,000 $9,882 $10,559 Bloomberg U.S. 5-10 Year Treasury Bond Index $10,000 $9,884 $10,565 Bloomberg U.S. Aggregate Bond Index $10,000 $9,935 $10,557 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® SAI Intermediate Treasury Bond Index Fund 6.85% 3.85% Bloomberg U.S. 5-10 Year Treasury Bond Index 6.89% 3.89% Bloomberg U.S. Aggregate Bond Index 6.26% 3.84% A From September 20, 2024 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Sep. 20, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 4,259,026,354	$ 4,259,026,354	$ 4,259,026,354	$ 4,259,026,354
Holdings Count | shares	47	47	47	47
Advisory Fees Paid, Amount	$ 1,086,508
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$4,259,026,354
Number of Holdings	47
Total Advisory Fee	$1,086,508
Portfolio Turnover	43%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 1 - 1.99% 12.3 2 - 2.99% 5.9 3 - 3.99% 21.7 4 - 4.99% 59.4 U.S. Treasury Obligations 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 99.3 99.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity SAI Short-Term Treasury Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Short-Term Treasury Bond Index Fund
Class Name	Fidelity® SAI Short-Term Treasury Bond Index Fund
Trading Symbol	FSSWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Short-Term Treasury Bond Index Fund for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Short-Term Treasury Bond Index Fund	$ 3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a strong gain for the 12 months ending February 28, 2026, navigating uncertainty related to U.S. trade policy and geopolitical events but buoyed by attractive yields, stable consumer inflation and three policy interest-rate cuts by the Federal Reserve since September.
•Against that backdrop, we constructed the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key-rate durations and other factors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 20, 2024 through February 28, 2026. Initial investment of $10,000. Fidelity® SAI Short-Term Treasury Bond Index Fund $10,000 $10,055 $10,581 Bloomberg U.S. 1-5 Year Treasury Bond Index $10,000 $10,056 $10,584 Bloomberg U.S. Aggregate Bond Index $10,000 $9,935 $10,557 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® SAI Short-Term Treasury Bond Index Fund 5.23% 4.00% Bloomberg U.S. 1-5 Year Treasury Bond Index 5.25% 4.01% Bloomberg U.S. Aggregate Bond Index 6.26% 3.84% A From September 20, 2024 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Sep. 20, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 647,021,734	$ 647,021,734	$ 647,021,734	$ 647,021,734
Holdings Count | shares	121	121	121	121
Advisory Fees Paid, Amount	$ 85,575
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$647,021,734
Number of Holdings	121
Total Advisory Fee	$85,575
Portfolio Turnover	84%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 0.01 - 0.99% 7.5 1 - 1.99% 5.7 2 - 2.99% 3.7 3 - 3.99% 53.6 4 - 4.99% 28.6 5 - 5.99% 0.1 6 - 6.99% 0.1 U.S. Treasury Obligations 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 99.1 US Treasury Bonds 0.2 99.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec